CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 467,502,000	$ 377,542,000
Short-term investments	358,698,000	634,158,000
Accounts receivable	77,078,000	83,580,000
Other receivables, prepayments and deposits	73,034,000	81,041,000
Inventories	45,925,000	35,755,000
Total current assets	1,022,237,000	1,212,076,000
Property, plant and equipment	44,059,000	41,275,000
Investments in equity investees	82,999,000	76,479,000
Other non-current assets	45,038,000	42,831,000
Total assets	1,194,333,000	1,372,661,000
Current liabilities
Accounts payable	51,005,000	41,177,000
Other payables, accruals and advance receipts	233,606,000	210,839,000
Bank borrowings		26,905,000
Other current liabilities	37,245,000	32,737,000
Total current liabilities	321,856,000	311,658,000
Bank borrowings	418,000
Other non-current liabilities	20,210,000	21,489,000
Total liabilities	342,484,000	333,147,000
Commitments and contingencies
Company's shareholders' equity
Ordinary shares; $0.10 par value; 1,500,000,000 shares authorized; 864,575,340 and 864,530,850 shares issued at June 30, 2022 and December 31, 2021 respectively	86,457,000	86,453,000
Additional paid-in capital	1,484,578,000	1,505,196,000
Accumulated losses	(773,189,000)	(610,328,000)
Accumulated other comprehensive income	1,882,000	5,572,000
Total Company's shareholders' equity	799,728,000	986,893,000
Non-controlling interests	52,121,000	52,621,000
Total shareholders' equity	851,849,000	1,039,514,000
Total liabilities and shareholders' equity	$ 1,194,333,000	$ 1,372,661,000